Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of information for cash-generating units [abstract]
Trade and other receivables	$ (978)	$ 429	$ (1,662)	$ 1,356
Inventory	(206)	(169)	688	(1,203)
Prepaid expenses and other current assets	266	(82)	(1,627)	(56)
Payables and accrued liabilities	(3,566)	558	(983)	(408)
Deferred revenues	217		217
Provision for restructuring and other costs	273		274
Employee future benefits	(131)		(175)
Increase (decrease) in operating assets and liabilities	$ (4,125)	$ 736	$ (3,268)	$ (311)